Accounts Receivable, Net - Schedule of Allowance for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Allowance for Accounts Receivable [Abstract]
Balance, at beginning of the year	$ 803,170	$ 676,281
Effects on adoption of ASC 326	(3,553)
Addition (Reversal)	(79,442)	132,561
Exchange rate difference	21,578	(5,672)
Balance, at end of the year	$ 741,753	$ 803,170